EQUITY INCOME (LOSS) OF AFFILIATES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity method investments
Equity income (loss) of affiliates	$ (16)	$ (13)	$ (45)
TMAC
Equity method investments
Equity income (loss) of affiliates	(6)	(7)	(7)
Minera La Zanja S.R.L.
Equity method investments
Equity income (loss) of affiliates	(5)		(30)
Euronimba Ltd
Equity method investments
Equity income (loss) of affiliates	$ (5)	$ (6)	(9)
Novo Resources Corp.
Equity method investments
Equity income (loss) of affiliates			$ 1